Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of the Total Loans Received from Scilex	The total loans received from Scilex for the six months ended June 30, 2025 and 2024 are as follows (in thousands):

	Six Months Ended June 30,
	2025	2024
Loans from Scilex Holding Company — stock-based compensation	$211	$371
Loans from Scilex Holding Company — expenses paid by Scilex Holding Company on behalf of the Company	2,528	3,063

Total loans from Scilex Holding Company	$2,793	$3,434

The total loans received from Scilex for the years ended December 31, 2024 and 2023 are as follows (in thousands):

	Year Ended December 31,
	2024	2023
Loans from Scilex Holding Company — stock-based compensation	$660	$840
Loans from Scilex Holding Company — expenses paid by Scilex Holding Company on behalf of Semnur	10,872	1,661

	Year Ended December 31,
	2024	2023
Total loans from Scilex Holding Company	$11,532	$2,501